                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)



                                                                                            NUMBER OF
DESCRIPTION                                                                                  SHARES            VALUE

COMMON STOCKS    91.8%
BROADCASTING & CABLE TV    1.0%
                 Comcast Corp., Class A (a)                                                      63,000      $ 1,934,100
                                                                                                          --------------

DIVERSIFIED METALS & MINING    2.8%
                 Peabody Energy Corp.                                                           100,000        5,204,000
                                                                                                          --------------

ELECTRIC UTILITIES    43.8%
                 Ameren Corp.                                                                   100,000        5,530,000
                 American Electric Power Co., Inc.                                               15,000          553,050
                 Cinergy Corp.                                                                   60,000        2,689,200
                 Consolidated Edison, Inc.                                                       86,600        4,056,344
                 DPL, Inc.                                                                      150,000        4,117,500
                 DTE Energy Co.                                                                  95,100        4,447,827
                 Edison International, Inc.                                                     155,000        6,285,250
                 Entergy Corp.                                                                   75,000        5,666,250
                 Exelon Corp.                                                                   125,000        6,416,250
                 FirstEnergy Corp.                                                               90,872        4,371,852
                 FPL Group, Inc.                                                                141,116        5,935,339
                 NSTAR                                                                          169,200        5,216,436
                 PG&E Corp.                                                                      85,000        3,190,900
                 Pinnacle West Capital Corp.                                                     84,000        3,733,800
                 PNM Resources, Inc.                                                            150,600        4,338,786
                 PPL Corp.                                                                       96,921        5,755,169
                 Progress Energy, Inc.                                                           55,000        2,488,200
                 Southern Co.                                                                   141,600        4,909,272
                 TECO Energy, Inc.                                                               40,000          756,400
                 Westar Energy, Inc.                                                             70,000        1,682,100
                                                                                                          --------------
                                                                                                              82,139,925
                                                                                                          --------------

GAS UTILITIES    15.2%
                 AGL Resources, Inc.                                                            120,000        4,638,000
                 Energen Corp.                                                                  150,000        5,257,500
                 Equitable Resources, Inc.                                                       65,000        4,420,000
                 KeySpan Corp.                                                                   95,200        3,874,640
                 National Fuel Gas Co.                                                           89,000        2,572,990
                 NiSource, Inc.                                                                 168,596        4,169,379
                 Questar Corp.                                                                   55,000        3,624,500
                                                                                                          --------------
                                                                                                              28,557,009
                                                                                                          --------------


INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS    7.6%
                 Constellation Energy Group, Inc.                                                90,700        5,232,483
                 NRG Energy, Inc. (a)                                                           100,000        3,760,000
                 TXU Corp.                                                                       62,000        5,151,580
                                                                                                          --------------
                                                                                                              14,144,063
                                                                                                          --------------

INTEGRATED TELECOMMUNICATION SERVICES    11.3%
                 ALLTEL Corp.                                                                    52,300        3,257,244
                 BellSouth Corp.                                                                116,800        3,103,376
                 CenturyTel, Inc.                                                                40,000        1,385,200
                 SBC Communications, Inc.                                                       128,400        3,049,500
                 Sprint Corp.                                                                   175,000        4,390,750
                 Telefonos de Mexico SA de CV - ADR (Mexico)                                    140,000        2,644,600
                 Valor Communications Group, Inc.                                                90,000        1,242,000
                 Verizon Communications, Inc.                                                    60,000        2,073,000
                                                                                                          --------------
                                                                                                              21,145,670
                                                                                                          --------------

MULTI-UTILITIES    5.5%
                 CMS Energy Corp. (a)                                                            75,000        1,129,500
                 Dominion Resources, Inc.                                                        35,000        2,568,650
                 MDU Resources Group, Inc.                                                       70,000        1,971,900
                 Public Service Enterprise Group, Inc.                                           45,000        2,736,900
                 Wisconsin Energy Corp.                                                          50,000        1,950,000
                                                                                                          --------------
                                                                                                              10,356,950
                                                                                                          --------------

OIL & GAS STORAGE & TRANSPORTATION    2.0%
                 Williams Cos., Inc.                                                            193,500        3,676,500
                                                                                                          --------------


WIRELESS TELECOMMUNICATION SERVICES    2.6%
                 Crown Castle International Corp. (a)                                           145,000        2,946,400
                 Nextel Communications, Inc., Class A (a)                                        60,000        1,938,600
                                                                                                          --------------
                                                                                                               4,885,000
                                                                                                          --------------

TOTAL COMMON STOCKS    91.8%                                                                                 172,043,217
                                                                                                          --------------

CONVERTIBLE PREFERRED STOCKS    3.8%
ELECTRIC UTILITIES    2.8%

                 American Electric Power Co., Inc., 9.250%
                 (Convertible into 38,711 common shares)                                         38,000        1,721,780

                 Dominion Resources, Inc., 8.750% (Convertible
                 into 24,592 common shares)                                                      40,000        2,218,000

                 FPL Group, Inc., 8.000% (Convertible into 29,448
                 common shares)                                                                  20,000        1,292,200
                                                                                                          --------------
                                                                                                               5,231,980
                                                                                                          --------------

OIL & GAS STORAGE & TRANSPORTATION    1.0%
                 Williams Cos., Inc., 144A - Private Placement, 5.500%
                 (Convertible into 91,355 common shares) (b)                                     19,900        1,815,875
                                                                                                          --------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                             7,047,855
                                                                                                          --------------

PAR
AMOUNT
(000)            DESCRIPTION                                                    COUPON   MATURITY           VALUE

                 CONVERTIBLE CORPORATE OBLIGATION    1.0%
                 ELECTRIC UTILITIES    1.0%

         1,300   Reliant Energy, Inc., 144A - Private Placement
                 (Convertible into 136,254 common shares) (b)                   5.000    08/15/10              1,928,875
                                                                                                          --------------

TOTAL LONG-TERM INVESTMENTS    96.6%
   (Cost $126,724,333)                                                                                       181,019,947

REPURCHASE AGREEMENT    3.0%

                 State Street Bank & Trust Co. ($5,595,000 par
                 collateralized by U.S. Government obligations in
                 a pooled cash account, interest rate of 3.25%, dated
                 06/30/05, to be sold on 07/01/05 at $5,595,505)
                 (Cost $5,595,000)                                                                             5,595,000
                                                                                                          --------------
TOTAL INVESTMENTS    99.6%
   (Cost $132,319,333)                                                                                       186,614,947

OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                                    719,116
                                                                                                          --------------

NET ASSETS    100.0%                                                                                        $187,334,063
                                                                                                          ==============

              Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR           - American Depositary Receipt

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)


                                                                       NUMBER OF
DESCRIPTION                                                             SHARES           VALUE

        COMMON STOCKS    99.2%
        ADVERTISING    2.0%
        Lamar Advertising, Class A (a)                                 298,900         12,783,953
                                                                                ------------------

        AIR FREIGHT & LOGISTICS    3.0%
        C.H. Robinson Worldwide, Inc.                                  223,950         13,033,890
        Expeditors International Washington, Inc.                      125,500          6,251,155
                                                                                ------------------
                                                                                       19,285,045
                                                                                ------------------

        APPAREL RETAIL    2.2%
        Chico's FAS, Inc. (a)                                          182,500          6,256,100
        Urban Outfitters, Inc. (a)                                     142,100          8,055,649
                                                                                ------------------
                                                                                       14,311,749
                                                                                ------------------

        APPLICATION SOFTWARE    1.7%
        Salesforce.com, Inc. (a)                                       521,500         10,680,320
                                                                                ------------------

        ASSET MANAGEMENT & CUSTODY BANKS    1.7%
        Calamos Asset Management, Inc., Class A                        405,045         11,033,426
                                                                                ------------------

        BIOTECHNOLOGY    0.8%
        Affymetrix, Inc. (a)                                            92,900          5,010,097
                                                                                ------------------

        BROADCASTING & CABLE TV    0.7%
        Univision Communications, Inc., Class A (a)                    168,900          4,653,195
                                                                                ------------------

        CASINOS & GAMING    7.9%
        International Game Technology                                  547,200         15,403,680
        Penn National Gaming, Inc. (a)                                 213,300          7,785,450
        Station Casinos, Inc.                                          280,700         18,638,480
        Wynn Resorts, Ltd. (a)                                         184,205          8,707,370
                                                                                ------------------
                                                                                       50,534,980
                                                                                ------------------

        COMPUTER STORAGE & PERIPHERALS    1.0%
        Network Appliance, Inc. (a)                                    213,800          6,044,126
                                                                                ------------------

        CONSTRUCTION MATERIALS    1.5%
        Rinker Group, Inc. - ADR (Australia)                           182,700          9,699,543
                                                                                ------------------


        DATA PROCESSING & OUTSOURCING SERVICES    2.5%
        Global Payments, Inc.                                           96,150          6,518,970
        Iron Mountain, Inc. (a)                                        313,560          9,726,631
                                                                                ------------------
                                                                                       16,245,601
                                                                                ------------------

        DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    8.3%
        ChoicePoint, Inc. (a)                                          161,650          6,474,083
        Corporate Executive Board Co.                                  342,400         26,820,192
        ITT Educational Services, Inc. (a)                             138,600          7,404,012
        Strayer Education, Inc.                                        142,700         12,309,302
                                                                                ------------------
                                                                                       53,007,589
                                                                                ------------------

        DIVERSIFIED METALS & MINING    1.7%
        Cameco Corp. (Canada)                                          240,200         10,748,950
                                                                                ------------------

        EDUCATION SERVICES    1.9%
        Career Education Corp. (a)                                     167,000          6,113,870
        Laureate Education, Inc. (a)                                   130,800          6,260,088
                                                                                ------------------
                                                                                       12,373,958
                                                                                ------------------

        ELECTRONIC EQUIPMENT MANUFACTURERS    0.9%
        Dolby Laboratories, Inc., Class A (a)                          255,662          5,639,904
                                                                                ------------------





        ENVIRONMENTAL & FACILITIES SERVICES    1.5%
        Stericycle, Inc. (a)                                           193,350          9,729,372
                                                                                ------------------

        FERTILIZERS & AGRICULTURAL CHEMICALS    1.0%
        Monsanto Co.                                                    98,500          6,192,695
                                                                                ------------------

        GAS UTILITIES    1.1%
        Questar Corp.                                                  110,100          7,255,590
                                                                                ------------------

        HEALTH CARE DISTRIBUTORS    1.4%
        Patterson Co., Inc. (a)                                        205,100          9,245,908
                                                                                ------------------

        HEALTH CARE EQUIPMENT    4.5%
        Cooper Co., Inc.                                                62,600          3,809,836
        Fisher Scientific International, Inc. (a)                       74,436          4,830,896
        Inamed Corp. (a)                                                75,300          5,042,841
        Kinetic Concepts, Inc. (a)                                     113,242          6,794,520
        St. Jude Medical, Inc. (a)                                     193,100          8,421,091
                                                                                ------------------
                                                                                       28,899,184
                                                                                ------------------

        HEALTH CARE FACILITIES    0.9%
        VCA Antech, Inc. (a)                                           247,700          6,006,725
                                                                                ------------------

        HEALTH CARE SUPPLIES    2.5%
        Dade Behring Holdings, Inc.                                    138,600          9,010,386
        Gen-Probe, Inc. (a)                                            196,500          7,119,195
                                                                                ------------------
                                                                                       16,129,581
                                                                                ------------------

        HOME ENTERTAINMENT SOFTWARE    1.9%
        Activision, Inc. (a)                                           360,700          5,958,764
        Shanda Interactive Entertainment, Ltd. - ADR (Cayman           175,600          6,460,324
        Islands) (a)
                                                                                ------------------
                                                                                       12,419,088
                                                                                ------------------

        HOMEBUILDING    2.0%
        NVR, Inc. (a)                                                   16,104         13,044,240
                                                                                ------------------

        HUMAN RESOURCES & EMPLOYMENT SERVICES    2.3%
        Monster Worldwide, Inc. (a)                                    508,600         14,586,648
                                                                                ------------------

        HYPERMARKETS & SUPER CENTERS    1.6%
        BJ's Wholesale Club, Inc. (a)                                  310,500         10,088,145
                                                                                ------------------

        INTERNET RETAIL    1.3%
        Amazon.com, Inc. (a)                                           259,800          8,594,184
                                                                                ------------------

        INTERNET SOFTWARE & SERVICES    2.2%
        Akamai Technologies, Inc. (a)                                  396,000          5,199,480
        Netease.com, Inc. - ADR (Cayman Islands) (a)                    80,600          4,603,066
        SINA Corp. (Cayman Islands) (a)                                160,400          4,475,160
                                                                                ------------------
                                                                                       14,277,706
                                                                                ------------------

        INVESTMENT BANKING & BROKERAGE    1.1%
        Ameritrade Holding Corp. (a)                                   372,800          6,930,352
                                                                                ------------------

        LEISURE FACILITIES    0.7%
        International Speedway Corp., Class A                           83,100          4,675,206
                                                                                ------------------

        LEISURE PRODUCTS    1.9%
        Polaris Industries, Inc.                                       112,000          6,048,000
        SCP Pool Corp.                                                 179,900          6,312,691
                                                                                ------------------
                                                                                       12,360,691
                                                                                ------------------

        MOTORCYCLE MANUFACTURERS    1.5%
        Harley-Davidson, Inc.                                          193,800          9,612,480
                                                                                ------------------

        OIL & GAS EXPLORATION & PRODUCTION    3.9%
        Ultra Petroleum Corp. (Canada) (a)                             829,562         25,185,502
                                                                                ------------------




        OTHER DIVERSIFIED FINANCIAL SERVICES    1.5%
        Brascan Corp., Class A (Canada)                                251,450          9,595,332
                                                                                ------------------

        PAPER PACKAGING    1.0%
        Sealed Air Corp. (a)                                           125,150          6,231,218
                                                                                ------------------

        PROPERTY & CASUALTY    1.4%
        White Mountains Insurance Group Ltd. (Bermuda)                  14,505          9,151,204
                                                                                ------------------

        PUBLISHING    3.0%
        Getty Images, Inc. (a)                                         256,100         19,017,986
                                                                                ------------------

        REAL ESTATE INVESTMENT TRUSTS    0.7%
        Plum Creek Timber Co., Inc.                                    123,600          4,486,680
                                                                                ------------------

        REAL ESTATE MANAGEMENT & DEVELOPMENT    2.1%
        CB Richard Ellis Group, Inc., Class A (a)                      158,900          6,969,354
        Saint Joe Co.                                                   79,200          6,457,968
                                                                                ------------------
                                                                                       13,427,322
                                                                                ------------------

        RESTAURANTS    3.1%
        Cheesecake Factory, Inc. (a)                                   285,350          9,910,206
        P.F. Chang's China Bistro, Inc. (a)                            166,620          9,827,248
                                                                                ------------------
                                                                                       19,737,454
                                                                                ------------------

        SEMICONDUCTOR EQUIPMENT    1.6%
        Tessera Technologies, Inc. (a)                                 301,600         10,076,456
                                                                                ------------------

        SEMICONDUCTORS    1.5%
        Marvell Technology Group, Ltd. (Bermuda) (a)                   255,800          9,730,632
                                                                                ------------------

        SPECIALIZED FINANCE    2.8%
        Chicago Mercantile Exchange Holdings, Inc.                      59,345         17,536,448
        Moody's Corp.                                                    6,495            292,015
                                                                                ------------------
                                                                                       17,828,463
                                                                                ------------------

        SPECIALTY STORES    3.0%
        Bed Bath & Beyond, Inc. (a)                                    146,300          6,112,414
        Tractor Supply Co. (a)                                         131,300          6,446,830
        Weight Watchers International, Inc. (a)                        124,200          6,409,962
                                                                                ------------------
                                                                                       18,969,206
                                                                                ------------------

        SYSTEMS SOFTWARE    1.0%
        Red Hat, Inc. (a)                                              502,100          6,577,510
                                                                                ------------------

        WIRELESS TELECOMMUNICATION SERVICES    5.4%
        Crown Castle International Corp. (a)                           745,304         15,144,577
        NII Holdings, Inc. (a)                                         300,855         19,236,669
                                                                                ------------------
                                                                                       34,381,246
                                                                                ------------------




        TOTAL LONG-TERM INVESTMENTS    99.2%
           (Cost $540,664,817)                                                        636,496,442

        REPURCHASE AGREEMENT    1.0%
        State Street Bank & Trust Co. ($6,193,000 par
        collateralized by U.S. Government obligations in a pooled
        cash account, interest rate of 3.20%, dated 07/29/05, to
        be sold on 08/01/05 at $6,193,559)                                              6,193,000
                                                                                ------------------
           (Cost $6,193,000)

        TOTAL INVESTMENTS    100.2%
           (Cost $546,857,817)                                                        642,689,442

        LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                (1,136,313)
                                                                                ------------------

        NET ASSETS    100.0%                                                         $641,553,129
                                                                                ==================


        Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR  -  American Depositary Receipt

        See Notes to Financial Statements

         VAN KAMPEN SMALL CAP VALUE FUND

         PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)






                                                               NUMBER OF
         DESCRIPTION                                            SHARES          VALUE

         COMMON STOCKS    97.2%
         ADVERTISING    1.0%
         RH Donnelley Corp. (a)                                  62,300     $  3,861,354
                                                                           -------------

         AEROSPACE & DEFENSE    3.1%
         DRS Technologies, Inc.                                 146,500        7,512,520
         Moog Inc. (a)                                          129,100        4,065,359
                                                                           -------------
                                                                              11,577,879
                                                                           -------------

         AGRICULTURAL PRODUCTS    2.1%
         Corn Products International, Inc.                      209,300        4,972,968
         Delta & Pine Land Co.                                  123,700        3,099,922
                                                                           -------------
                                                                               8,072,890
                                                                           -------------

         AIR FREIGHT & LOGISTICS    1.9%
         Pacer International, Inc. (a)                          323,500        7,049,065
                                                                           -------------

         APPAREL RETAIL    2.2%
         New York & Co., Inc. (a)                               190,200        4,005,612
         Stage Stores, Inc. (a)                                 101,700        4,434,120
                                                                           -------------
                                                                               8,439,732
                                                                           -------------

         APPLICATION SOFTWARE    2.9%
         CCC Information Services Group, Inc. (a)               205,839        4,929,844
         MSC Software Corp. (a)                                 432,349        5,944,799
                                                                           -------------
                                                                              10,874,643
                                                                           -------------

         AUTO PARTS & EQUIPMENT    0.1%
         Tenneco Automotive, Inc. (a)                            27,600          459,264
                                                                           -------------

         BROADCASTING & CABLE TV    1.1%
         Sinclair Broadcast Group, Inc., Class A                464,900        4,221,292
                                                                           -------------

         COMMERCIAL PRINTING    1.2%
         Banta Corp.                                             93,100        4,223,016
         Cenveo Inc. (a)                                         18,200          137,592
                                                                           -------------
                                                                               4,360,608
                                                                           -------------

         COMMUNICATIONS EQUIPMENT    3.0%
         ADTRAN, Inc.                                           138,900        3,443,331
         Belden CDT, Inc.                                       265,300        5,624,360
         EMS Technologies, Inc. (a)                             140,700        2,103,465
                                                                           -------------
                                                                              11,171,156
                                                                           -------------

         COMPUTER HARDWARE    1.2%
         Intergraph Corp. (a)                                   132,700        4,572,842
                                                                           -------------

         COMPUTER STORAGE & PERIPHERALS    1.3%
         Electronics for Imaging, Inc. (a)                      229,600        4,830,784
                                                                           -------------

         CONSUMER FINANCE    1.0%
         Collegiate Funding Services (a)                        259,500        3,783,510
                                                                           -------------

         DIVERSIFIED CHEMICALS    0.9%
         Hercules, Inc. (a)                                     242,538        3,431,913
                                                                           -------------

         ELECTRIC UTILITIES    1.5%
         PNM Resources, Inc.                                    190,650        5,492,626
                                                                           -------------

         ELECTRICAL COMPONENTS & EQUIPMENT    2.4%
         Acuity Brands, Inc.                                    222,800        5,723,732
         General Cable Corp. (a)                                224,160        3,324,293
                                                                           -------------
                                                                               9,048,025
                                                                           -------------

         ELECTRONIC EQUIPMENT MANUFACTURERS    1.6%
         Lipman Electronic Engineering (Israel) (a)              95,100        2,926,227
         LoJack Corp. (a)                                       181,300        3,183,628
                                                                           -------------
                                                                               6,109,855
                                                                           -------------

         ELECTRONIC MANUFACTURING SERVICES    0.7%
         Methode Electronics, Inc.                              213,200        2,530,684
                                                                           -------------

         GAS UTILITIES    2.4%
         AGL Resources, Inc.                                    130,700        5,051,555
         UGI Corp.                                              140,400        3,917,160
                                                                           -------------
                                                                               8,968,715
                                                                           -------------

         HEALTH CARE EQUIPMENT    1.6%
         Bio-Rad Laboratories, Inc. (a)                         102,210        6,051,854
                                                                           -------------

         HEALTH CARE SERVICES    4.3%
         Apria Healthcare Group, Inc. (a)                       402,700       13,949,528
         Icon Plc - ADR (Ireland) (a)                            59,122        2,051,533
                                                                           -------------
                                                                              16,001,061
                                                                           -------------

         HOMEFURNISHING RETAIL    0.8%
         Linens N Things, Inc. (a)                              122,900        2,907,814
                                                                           -------------

         HOTELS, RESORTS & CRUISE LINES    2.1%
         Intrawest Corp. (Canada)                               332,200        7,999,376
                                                                           -------------

         HOUSEHOLD PRODUCTS    1.2%
         Central Garden & Pet Co. (a)                            88,600        4,352,032
                                                                           -------------

         INDUSTRIAL MACHINERY    3.7%
         Albany International Corp., Class A                    145,300        4,665,583
         CIRCOR International, Inc.                             166,463        4,106,642
         Watts Water Technologies, Inc., Class A                158,000        5,291,420
                                                                           -------------
                                                                              14,063,645
                                                                           -------------

         IT CONSULTING & OTHER SERVICES    1.7%
         MAXIMUS, Inc.                                          178,300        6,292,207
                                                                           -------------

         LIFE & HEALTH INSURANCE    1.3%
         Conseco, Inc. (a)                                      232,800        5,079,696
                                                                           -------------

         OIL & GAS EQUIPMENT & SERVICES    3.1%
         Superior Energy Services, Inc. (a)                     321,600        5,724,480
         Universal Compression Holdings, Inc. (a)               161,670        5,858,921
                                                                           -------------
                                                                              11,583,401
                                                                           -------------

         OIL & GAS EXPLORATION & PRODUCTION    2.9%
         Denbury Resources, Inc. (a)                            173,400        6,896,118
         St. Mary Land & Exploration Co.                        140,740        4,078,645
                                                                           -------------
                                                                              10,974,763
                                                                           -------------

         PACKAGED FOODS & MEATS    0.8%
         Ralcorp Holdings, Inc. (a)                              74,800        3,078,020
                                                                           -------------

         PAPER PACKAGING    1.0%
         Rock-Tenn Co., Class A                                 285,700        3,614,105
                                                                           -------------

         PERSONAL PRODUCTS    1.8%
         Elizabeth Arden, Inc. (a)                              113,900        2,664,121
         NBTY, Inc. (a)                                         154,400        4,005,136
                                                                           -------------
                                                                               6,669,257
                                                                           -------------

         PROPERTY & CASUALTY    4.9%
         NYMAGIC, Inc.                                           92,000        2,148,200
         ProAssurance Corp. (a)                                 158,299        6,610,566
         Triad Guaranty, Inc. (a)                                93,699        4,721,493
         United American Indemnity Ltd. (Cayman Islands) (a)    275,047        4,728,058
                                                                           -------------
                                                                              18,208,317
                                                                           -------------

         PUBLISHING    1.0%
         Proquest Co. (a)                                       113,000        3,705,270
                                                                           -------------

         REAL ESTATE INVESTMENT TRUSTS    4.3%
         Anthracite Capital, Inc.                               411,200        4,872,720
         Heritage Property Investment Trust, Inc.                89,000        3,116,780
         Kilroy Realty Corp.                                     45,900        2,179,791
         Meristar Hospitality Corp. (a)                         389,300        3,347,980
         Parkway Properties, Inc.                                49,100        2,455,491
                                                                           -------------
                                                                              15,972,762
                                                                           -------------

         REINSURANCE    3.9%
         Max Re Capital, Ltd (Bermuda)                          161,700        3,702,930
         Platinum Underwriters Holdings, Ltd. (Bermuda)         156,500        4,979,830
         Reinsurance Group of America, Inc.                     126,600        5,888,166
                                                                           -------------
                                                                              14,570,926
                                                                           -------------

         REGIONAL BANKS    4.4%
         Alabama National Bank Corp.                             29,800        1,948,026
         Central Pacific Financial Corp.                         93,100        3,314,360
         Independent Bank Corp.                                  63,819        1,815,012
         Integra Bank Corp.                                     141,380        3,198,016
         MB Financial Corp.                                      70,250        2,798,058
         Provident Bankshares Corp.                             103,300        3,296,303
                                                                           -------------
                                                                              16,369,775
                                                                           -------------

         RESTAURANTS    2.7%
         AFC Enterprises, Inc. (a)                              358,400        4,723,712
         Denny's Corp. (a)                                    1,054,100        5,270,500
                                                                           -------------
                                                                               9,994,212
                                                                           -------------

         SERVICES    5.6%


         Brinks Co.                                             127,200        4,579,200
         Geo Group, Inc. (a)                                    170,900        4,281,045
         Gevity HR, Inc.                                        241,600        4,839,248
         Jackson Hewitt Tax Svc, Inc.                           195,600        4,623,984
         School Specialty, Inc. (a)                              61,600        2,864,400
                                                                           -------------
                                                                              21,187,877
                                                                           -------------

         SPECIALTY CHEMICALS    3.4%
         Cytec Industries, Inc.                                 144,800        5,763,040
         OM Group, Inc. (a)                                     143,500        3,543,015
         Schulman A, Inc.                                       183,400        3,281,026
                                                                           -------------
                                                                              12,587,081
                                                                           -------------

         SPECIALTY STORES    2.0%
         TBC Corp. (a)                                          277,700        7,534,001
                                                                           -------------

         SYSTEMS SOFTWARE    0.8%
         Hummingbird Ltd. (Canada) (a)                          141,450        3,027,030
                                                                           -------------

         THRIFTS & MORTGAGE FINANCE    1.4%
         First Niagara Financial Group, Inc.                    239,983        3,498,952
         Provident New York Bancorp                             156,910        1,900,180
                                                                           -------------
                                                                               5,399,132
                                                                           -------------

         TRUCKING    3.2%
         Laidlaw International, Inc.                            321,000        7,736,100
         Overnite Corp.                                          97,700        4,199,146
                                                                           -------------
                                                                              11,935,246
                                                                           -------------

         TRUCKS    1.3%
         Terex Corp. (a)                                        124,210        4,893,874
                                                                           -------------

         WIRELESS TELECOMMUNICATION SERVICES    0.4%
         Syniverse Hldgs Inc. (a)                               105,900        1,482,600
                                                                           -------------

         TOTAL LONG-TERM INVESTMENTS    97.2%
            (Cost $270,853,265)                                              364,392,171

         REPURCHASE AGREEMENT    3.0%
         State Street Bank & Trust Co. ($11,213,000 par
         collateralized by U.S. Government obligations in a
         pooled cash account, interest rate of 3.25%, dated
         06/30/05, to be sold on 07/01/05 at $11,214,012)                     11,213,000
                                                                           -------------
            (Cost $11,213,000)

         TOTAL INVESTMENTS    100.2%
            (Cost $282,066,265)                                              375,605,171

         LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                        (858,451)
                                                                           -------------

         NET ASSETS    100.0%                                               $374,746,720
                                                                           =============

         Percentages are calculated as a percentage of net assets.
(a)      Non-income producing security as this stock currently
         does not declare dividends.
ADR   -  American Depositary Receipts

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)



                                                                   NUMBER OF
DESCRIPTION                                                          SHARES                VALUE

COMMON STOCKS    97.5%
AEROSPACE & DEFENSE    2.7%
Lockheed Martin Corp.                                                    35,000      $        2,270,450
Precision Castparts Corp.                                                45,000               3,505,500
                                                                                     -------------------
                                                                                              5,775,950
                                                                                     -------------------

APPAREL & ACCESSORIES    2.4%
Coach, Inc. (a)                                                         155,000               5,203,350
                                                                                     -------------------

APPAREL RETAIL    2.1%
Abercrombie & Fitch Co., Class A                                         65,000               4,465,500
                                                                                     -------------------

APPLICATION SOFTWARE    1.9%
Autodesk, Inc. (a)                                                      120,000               4,124,400
                                                                                     -------------------

BIOTECHNOLOGY    3.8%
Amgen, Inc. (a)                                                          55,000               3,325,300
Celgene Corp. (a)                                                        60,000               2,446,200
Genzyme Corp. (a)                                                        40,000               2,403,600
                                                                                     -------------------
                                                                                              8,175,100
                                                                                     -------------------

COMMUNICATIONS EQUIPMENT    3.8%
Cisco Systems, Inc. (a)                                                 205,000               3,917,550
Nokia Oyj - ADR (Finland)                                               265,000               4,409,600
                                                                                     -------------------
                                                                                              8,327,150
                                                                                     -------------------

COMPUTER & ELECTRONICS RETAIL    1.3%
Best Buy Co., Inc.                                                       40,000               2,742,000
                                                                                     -------------------

COMPUTER HARDWARE    3.8%
Apple Computer, Inc. (a)                                                105,000               3,865,050
Dell, Inc. (a)                                                          110,000               4,346,100
                                                                                     -------------------
                                                                                              8,211,150
                                                                                     -------------------

COMPUTER STORAGE & PERIPHERALS    1.8%
EMC Corp. (a)                                                           285,000               3,907,350
                                                                                     -------------------

CONSUMER ELECTRONICS    1.5%
Harman International Industries, Inc.                                    40,000               3,254,400
                                                                                     -------------------


                                                                   NUMBER OF
DESCRIPTION                                                          SHARES                VALUE

CONSUMER FINANCE    2.7%
American Express Co.                                                     50,000               2,661,500
Capital One Financial Corp.                                              40,000               3,200,400
                                                                                     -------------------
                                                                                              5,861,900
                                                                                     -------------------

DEPARTMENT STORES    2.3%
Nordstrom, Inc.                                                          75,000               5,097,750
                                                                                     -------------------

DIVERSIFIED BANKS    2.0%
Bank of America Corp.                                                    95,000               4,332,950
                                                                                     -------------------

DRUG RETAIL    2.6%
CVS Corp.                                                               195,000               5,668,650
                                                                                     -------------------

FOOTWEAR    1.6%
Nike, Inc., Class B                                                      40,000               3,464,000
                                                                                     -------------------

HEALTH CARE EQUIPMENT    2.3%
St. Jude Medical, Inc. (a)                                              115,000               5,015,150
                                                                                     -------------------

HEALTH CARE FACILITIES    1.8%
HCA, Inc.                                                                70,000               3,966,900
                                                                                     -------------------

HEALTH CARE SERVICES    1.9%
Caremark Rx, Inc. (a)                                                    95,000               4,229,400
                                                                                     -------------------

HOMEBUILDING    1.0%
D.R. Horton, Inc.                                                        60,000               2,256,600
                                                                                     -------------------

HOTELS    2.0%
Starwood Hotels & Resorts Worldwide, Inc., Class B                       75,000               4,392,750
                                                                                     -------------------

HOUSEHOLD PRODUCTS    2.3%
Procter & Gamble Co.                                                     95,000               5,011,250
                                                                                     -------------------

INDUSTRIAL CONGLOMERATES    4.1%
General Electric Co.                                                    260,000               9,009,000
                                                                                     -------------------

INTERNET SOFTWARE & SERVICES    4.4%
Google, Inc., Class A (a)                                                10,000               2,941,500
VeriSign, Inc. (a)                                                      100,000               2,876,000
Yahoo!, Inc. (a)                                                        110,000               3,811,500
                                                                                     -------------------
                                                                                              9,629,000
                                                                                     -------------------

INVESTMENT BANKING & BROKERAGE    1.6%
Goldman Sachs Group, Inc.                                                35,000               3,570,700
                                                                                     -------------------

MANAGED HEALTH CARE    4.7%
UnitedHealth Group, Inc.                                                195,000              10,167,300
                                                                                     -------------------


                                                                   NUMBER OF
DESCRIPTION                                                          SHARES                VALUE

MOVIES & ENTERTAINMENT    2.0%
Walt Disney Co.                                                         170,000               4,280,600
                                                                                     -------------------

OIL & GAS DRILLING    3.7%
Diamond Offshore Drilling, Inc.                                         105,000               5,610,150
Patterson - UTI Energy, Inc.                                             85,000               2,365,550
                                                                                     -------------------
                                                                                              7,975,700
                                                                                     -------------------

OIL & GAS EXPLORATION & PRODUCTION    1.6%
Burlington Resources, Inc.                                               65,000               3,590,600
                                                                                     -------------------

PACKAGED FOODS    1.0%
Kellogg Co.                                                              50,000               2,222,000
                                                                                     -------------------

PHARMACEUTICALS    8.4%
Johnson & Johnson                                                        90,000               5,850,000
Novartis AG - ADR (Switzerland)                                          50,000               2,372,000
Roche Holdings AG - ADR (Switzerland)                                   115,000               7,280,075
Wyeth                                                                    65,000               2,892,500
                                                                                     -------------------
                                                                                             18,394,575
                                                                                     -------------------

PROPERTY & CASUALTY    1.6%
Allstate Corp.                                                           60,000               3,585,000
                                                                                     -------------------

SEMICONDUCTORS    7.6%
Applied Materials, Inc.                                                 135,000               2,184,300
Intel Corp.                                                             225,000               5,863,500
Marvell Technology Group, Ltd. (Bermuda) (a)                             85,000               3,233,400
Texas Instruments, Inc.                                                 190,000               5,333,300
                                                                                     -------------------
                                                                                             16,614,500
                                                                                     -------------------

SOFT DRINKS    1.0%
PepsiCo, Inc.                                                            40,000               2,157,200
                                                                                     -------------------

SPECIALIZED FINANCE    1.4%
Chicago Mercantile Exchange Holdings, Inc.                               10,000               2,955,000
                                                                                     -------------------

SPECIALTY STORES    1.6%
Staples, Inc.                                                           165,000               3,517,800
                                                                                     -------------------

SYSTEMS SOFTWARE    3.2%
Adobe Systems, Inc.                                                     160,000               4,579,200
Microsoft Corp.                                                          95,000               2,359,800
                                                                                     -------------------
                                                                                              6,939,000
                                                                                     -------------------

TRADERS    1.0%
TXU Corp.                                                                25,000               2,077,250
                                                                                     -------------------

WIRELESS TELECOMMUNICATION SERVICES    1.0%
Nextel Partners, Inc., Class A (a)                                       85,000               2,139,450
                                                                                     -------------------

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES                VALUE

TOTAL LONG-TERM INVESTMENTS    97.5%
   (Cost $189,142,238)                                                                      212,308,325

REPURCHASE AGREEMENT    2.2%
State Street Bank & Trust Co. ($4,844,000 par
collateralized by U.S. Government obligations in a pooled
cash account, interest rate of 3.25%,
dated 06/30/05, to be sold on 07/01/05 at $4,844,437)                                         4,844,000
                                                                                     -------------------
   (Cost $4,844,000)

TOTAL INVESTMENTS    99.7%
   (Cost $193,986,238)                                                                      217,152,325

OTHER ASSETS IN EXCESS OF LIABILITIES    0.3%                                                   691,304
                                                                                     -------------------

NET ASSETS    100.0%                                                                       $217,843,629
                                                                                     ===================

      Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

           VAN KAMPEN AGGRESSIVE GROWTH FUND

           PORTFOLIO OF INVESTMENTS JUNE 30, 2005
           (Unaudited)


                                                                             NUMBER OF
           DESCRIPTION                                                         SHARES              VALUE

           COMMON STOCKS    98.7%
           ADVERTISING    0.6%
           Omnicom Group, Inc.                                                    100,000     $        7,986,000
                                                                                            ---------------------

           AEROSPACE & DEFENSE    1.4%
           Lockheed Martin Corp.                                                  150,000              9,730,500
           Rockwell Collins, Inc.                                                 200,000              9,536,000
                                                                                            ---------------------
                                                                                                      19,266,500
                                                                                            ---------------------

           AGRICULTURAL PRODUCTS    0.7%
           Bunge, Ltd. (Bermuda)                                                  150,000              9,510,000
                                                                                            ---------------------

           AIR FREIGHT & LOGISTICS    0.6%
           C.H. Robinson Worldwide, Inc.                                          150,000              8,730,000
                                                                                            ---------------------

           AIRLINES    0.9%
           Continental Airlines, Inc., Class B (a)                              1,000,000             13,280,000
                                                                                            ---------------------

           APPAREL, ACCESSORIES & LUXURY GOODS    1.4%
           Coach, Inc. (a)                                                        600,000             20,142,000
                                                                                            ---------------------

           APPAREL RETAIL    3.5%
           Abercrombie & Fitch Co., Class A                                       200,000             13,740,000
           American Eagle Outfitters, Inc.                                        400,000             12,260,000
           Bebe Stores, Inc.                                                      450,000             11,911,500
           Urban Outfitters, Inc. (a)                                             200,000             11,338,000
                                                                                            ---------------------
                                                                                                      49,249,500
                                                                                            ---------------------

           APPLICATION SOFTWARE    2.3%
           Autodesk, Inc. (a)                                                     500,000             17,185,000
           Cognos, Inc. (Canada) (a)                                              300,000             10,242,000
           MicroStrategy, Inc. Class A (a)                                        100,000              5,304,000
                                                                                            ---------------------
                                                                                                      32,731,000
                                                                                            ---------------------

           ASSET MANAGEMENT & CUSTODY BANKS    3.3%
           Affiliated Managers Group, Inc. (a)                                    150,000             10,249,500
           Franklin Resources, Inc.                                               200,000             15,396,000
           Legg Mason, Inc.                                                       200,000             20,822,000
                                                                                            ---------------------
                                                                                                      46,467,500
                                                                                            ---------------------

           AUTOMOTIVE RETAIL    0.7%
           Advance Auto Parts, Inc. (a)                                           150,000              9,682,500
                                                                                            ---------------------

           BIOTECHNOLOGY    5.7%
           Affymetrix, Inc. (a)                                                   150,000              8,089,500

           Celgene Corp. (a)                                                      250,000             10,192,500
           Encysive Pharmaceuticals, Inc. (a)                                     500,000              5,405,000
           Genzyme Corp. (a)                                                      200,000             12,018,000
           Gilead Sciences, Inc. (a)                                              300,000             13,197,000
           Neurocrine Biosciences, Inc. (a)                                       200,000              8,412,000
           United Therapeutics Corp. (a)                                          350,000             16,870,000
           Vertex Pharmaceuticals, Inc. (a)                                       450,000              7,578,000
                                                                                            ---------------------
                                                                                                      81,762,000
                                                                                            ---------------------

           BROADCASTING & CABLE TV    0.7%
           XM Satellite Radio Holdings, Inc., Class A (a)                         300,000             10,098,000
                                                                                            ---------------------

           BUILDING PRODUCTS    0.5%
           USG Corp. (a)                                                          150,000              6,375,000
                                                                                            ---------------------

           CASINOS & GAMING    1.7%
           Boyd Gaming Corp.                                                      200,000             10,226,000
           Las Vegas Sands Corp. (a)                                              200,000              7,150,000
           Penn National Gaming, Inc. (a)                                         200,000              7,300,000
                                                                                            ---------------------
                                                                                                      24,676,000
                                                                                            ---------------------

           COMMODITY CHEMICALS    0.9%
           Lyondell Chemical Co.                                                  500,000             13,210,000
                                                                                            ---------------------

           COMMUNICATIONS EQUIPMENT    2.3%
           Comverse Technology, Inc. (a)                                          500,000             11,825,000
           F5 Networks, Inc. (a)                                                  250,000             11,808,750
           Harris Corp.                                                           300,000              9,363,000
                                                                                            ---------------------
                                                                                                      32,996,750
                                                                                            ---------------------

           COMPUTER & ELECTRONICS RETAIL    0.5%
           Best Buy Co., Inc.                                                     100,000              6,855,000
                                                                                            ---------------------

           COMPUTER HARDWARE    2.5%
           Apple Computer, Inc. (a)                                               500,000             18,405,000
           NCR Corp. (a)                                                          500,000             17,560,000
                                                                                            ---------------------
                                                                                                      35,965,000
                                                                                            ---------------------

           COMPUTER STORAGE & PERIPHERALS    0.8%
           Network Appliance, Inc. (a)                                            400,000             11,308,000
                                                                                            ---------------------

           CONSTRUCTION & FARM MACHINERY    0.5%
           Toro Co.                                                               200,000              7,722,000
                                                                                            ---------------------

           CONSUMER ELECTRONICS    0.6%
           Harman International Industries, Inc.                                  100,000              8,136,000
                                                                                            ---------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.2%
           CheckFree Corp. (a)                                                    200,000              6,812,000
           Global Payments, Inc.                                                  150,000             10,170,000
                                                                                            ---------------------
                                                                                                      16,982,000
                                                                                            ---------------------

           DEPARTMENT STORES    1.9%
           J.C. Penney Co., Inc.                                                  200,000             10,516,000

           Nordstrom, Inc.                                                        250,000             16,992,500
                                                                                            ---------------------
                                                                                                      27,508,500
                                                                                            ---------------------

           DISTILLERS & VINTNERS    0.6%
           Constellation Brands, Inc., Class A (a)                                300,000              8,850,000
                                                                                            ---------------------

           DIVERSIFIED COMMERCIAL SERVICES  0.8%
           Corporate Executive Board Co.                                          150,000             11,749,500
                                                                                            ---------------------

           DIVERSIFIED METALS & MINING    0.7%
           Peabody Energy Corp.                                                   200,000             10,408,000
                                                                                            ---------------------

           DRUG RETAIL    0.8%
           CVS Corp.                                                              400,000             11,628,000
                                                                                            ---------------------

           EDUCATION SERVICES    1.1%
           Career Education Corp. (a)                                             250,000              9,152,500
           Laureate Education, Inc. (a)                                           150,000              7,179,000
                                                                                            ---------------------
                                                                                                      16,331,500
                                                                                            ---------------------

           ELECTRIC UTILITIES    0.5%
           Entergy Corp.                                                          100,000              7,555,000
                                                                                            ---------------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.6%
           Amphenol Corp., Class A                                                200,000              8,034,000
                                                                                            ---------------------

           ELECTRONIC MANUFACTURING SERVICES    0.7%
           Jabil Circuit, Inc. (a)                                                300,000              9,219,000
                                                                                            ---------------------

           ENVIRONMENTAL & FACILITIES SERVICES    0.5%
           Republic Services, Inc.                                                200,000              7,202,000
                                                                                            ---------------------

           FOOTWEAR    0.5%
           Wolverine World Wide, Inc.                                             300,000              7,203,000
                                                                                            ---------------------

           GAS UTILITIES    0.9%
           Questar Corp.                                                          200,000             13,180,000
                                                                                            ---------------------

           HEALTH CARE DISTRIBUTORS    0.6%
           Henry Schein, Inc. (a)                                                 200,000              8,304,000
                                                                                            ---------------------

           HEALTH CARE EQUIPMENT    4.1%
           C.R. Bard, Inc.                                                        100,000              6,651,000
           Fisher Scientific International, Inc. (a)                              150,000              9,735,000
           Mentor Corp.                                                           250,000             10,370,000
           St. Jude Medical, Inc. (a)                                             250,000             10,902,500
           Stryker Corp.                                                          200,000              9,512,000
           Ventana Medical Systems, Inc. (a)                                      200,000              8,046,000
           Waters Corp. (a)                                                       100,000              3,717,000
                                                                                            ---------------------
                                                                                                      58,933,500
                                                                                            ---------------------

           HEALTH CARE FACILITIES    0.8%
           Community Health Systems, Inc. (a)                                     300,000             11,337,000

                                                                                            ---------------------

           HEALTH CARE SERVICES    3.2%
           Medco Health Solutions, Inc. (a)                                       200,000             10,672,000
           Omnicare, Inc.                                                         350,000             14,850,500
           Pharmaceutical Product Development, Inc. (a)                           200,000              9,372,000
           Quest Diagnostics, Inc.                                                200,000             10,654,000
                                                                                            ---------------------
                                                                                                      45,548,500
                                                                                            ---------------------

           HEALTH CARE SUPPLIES    0.6%
           Dade Behring Holdings, Inc.                                            130,000              8,451,300
                                                                                            ---------------------

           HOME ENTERTAINMENT SOFTWARE    0.6%
           Activision, Inc. (a)                                                   500,000              8,260,000
                                                                                            ---------------------

           HOME IMPROVEMENT RETAIL    0.5%
           Sherwin-Williams Co.                                                   150,000              7,063,500
                                                                                            ---------------------

           HOMEBUILDING    2.2%
           KB Home                                                                250,000             19,057,500
           Lennar Corp., Class A                                                  200,000             12,690,000
                                                                                            ---------------------
                                                                                                      31,747,500
                                                                                            ---------------------

           HOTELS, RESORTS & CRUISE LINES    2.2%
           Marriott International, Inc., Class A                                  200,000             13,644,000
           Starwood Hotels & Resorts Worldwide, Inc.                              300,000             17,571,000
                                                                                            ---------------------
                                                                                                      31,215,000
                                                                                            ---------------------

           HOUSEHOLD APPLIANCES    0.6%
           Black & Decker Corp.                                                   100,000              8,985,000
                                                                                            ---------------------

           HOUSEHOLD PRODUCTS    0.7%
           Energizer Holdings, Inc. (a)                                           150,000              9,325,500
                                                                                            ---------------------

           HOUSEWARES & SPECIALTIES    0.8%
           Jarden Corp. (a)                                                       200,000             10,784,000
                                                                                            ---------------------

           INDUSTRIAL CONGLOMERATES    0.5%
           Textron, Inc.                                                          100,000              7,585,000
                                                                                            ---------------------

           INDUSTRIAL MACHINERY    1.4%
           Ingersoll-Rand Co. Ltd., Class A (Bermuda)                             150,000             10,702,500
           Pentair, Inc.                                                          200,000              8,562,000
                                                                                            ---------------------
                                                                                                      19,264,500
                                                                                            ---------------------

           INTEGRATED OIL & GAS    1.1%
           Occidental Petroleum Corp.                                             200,000             15,386,000
                                                                                            ---------------------

           INVESTMENT BANKING & BROKERAGE    1.4%
           Bear Stearns Co., Inc.                                                 100,000             10,394,000
           Charles Schwab Corp.                                                   800,000              9,024,000
                                                                                            ---------------------
                                                                                                      19,418,000
                                                                                            ---------------------

           IT CONSULTING & OTHER SERVICES    1.5%
           CACI International, Inc., Class A (a)                                  150,000              9,474,000

           Cognizant Technology Solutions Corp., Class A (a)                      250,000             11,782,500
                                                                                            ---------------------
                                                                                                      21,256,500
                                                                                            ---------------------

           LIFE & HEALTH INSURANCE    0.7%
           Prudential Financial, Inc.                                             150,000              9,849,000
                                                                                            ---------------------

           MANAGED HEALTH CARE    2.6%
           Humana, Inc. (a)                                                       300,000             11,922,000
           Sierra Health Services, Inc. (a)                                       150,000             10,719,000
           WellPoint, Inc. (a)                                                    200,000             13,928,000
                                                                                            ---------------------
                                                                                                      36,569,000
                                                                                            ---------------------

           METAL & GLASS CONTAINERS    0.5%
           Crown Holdings, Inc. (a)                                               500,000              7,115,000
                                                                                            ---------------------

           METALS    0.8%
           Precision Castparts Corp.                                              150,000             11,685,000
                                                                                            ---------------------

           MULTI-LINE INSURANCE    0.6%
           Assurant, Inc.                                                         250,000              9,025,000
                                                                                            ---------------------

           MULTI-UTILITIES    0.5%
           CMS Energy Corp. (a)                                                   500,000              7,530,000
                                                                                            ---------------------

           OIL & GAS DRILLING    0.6%
           Patterson - UTI Energy, Inc.                                           300,000              8,349,000
                                                                                            ---------------------

           OIL & GAS EQUIPMENT & SERVICES    0.9%
           Grant Prideco, Inc. (a)                                                500,000             13,225,000
                                                                                            ---------------------

           OIL & GAS EXPLORATION & PRODUCTION    2.1%
           Noble Energy, Inc.                                                     200,000             15,130,000
           Ultra Petroleum Corp. (Canada) (a)                                     500,000             15,180,000
                                                                                            ---------------------
                                                                                                      30,310,000
                                                                                            ---------------------

           OIL & GAS REFINING & MARKETING    1.3%
           Premcor, Inc.                                                          100,000              7,418,000
           Sunoco, Inc.                                                           100,000             11,368,000
                                                                                            ---------------------
                                                                                                      18,786,000
                                                                                            ---------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    0.7%
           Nuveen Investments, Class A                                            250,000              9,405,000
                                                                                            ---------------------

           PACKAGED FOODS     1.1%
           Hershey Foods Corp.                                                    150,000              9,315,000
           Pilgrims Pride Corp.                                                   200,000              6,826,000
                                                                                            ---------------------
                                                                                                      16,141,000
                                                                                            ---------------------

           PHARMACEUTICALS    3.3%
           American Pharmaceutical Partners, Inc. (a)                             200,000              8,250,000
           Forest Laboratories, Inc. (a)                                          250,000              9,712,500
           IVAX Corp. (a)                                                         600,000             12,900,000
           Kos Pharmaceuticals, Inc. (a)                                          200,000             13,100,000
           Medicis Pharmaceutical Corp., Class A                                   72,700              2,306,771

                                                                                            ---------------------
                                                                                                      46,269,271
                                                                                            ---------------------

           PROPERTY & CASUALTY    0.6%
           First American Corp.                                                   200,000              8,028,000
                                                                                            ---------------------

           PUBLISHING    1.7%
           Getty Images, Inc. (a)                                                 150,000             11,139,000
           McGraw-Hill Co., Inc.                                                  300,000             13,275,000
                                                                                            ---------------------
                                                                                                      24,414,000
                                                                                            ---------------------

           RAILROADS    0.7%
           Burlington Northern Santa Fe Corp.                                     200,000              9,416,000
                                                                                            ---------------------

           REGIONAL BANKS    1.2%
           Compass Bancshares, Inc.                                               150,000              6,750,000
           KeyCorp                                                                300,000              9,945,000
                                                                                            ---------------------
                                                                                                      16,695,000
                                                                                            ---------------------

           RESTAURANTS    1.6%
           Darden Restaurants, Inc.                                               300,000              9,894,000
           Yum! Brands, Inc.                                                      250,000             13,020,000
                                                                                            ---------------------
                                                                                                      22,914,000
                                                                                            ---------------------

           SEMICONDUCTOR EQUIPMENT    1.3%
           Lam Research Corp. (a)                                                 400,000             11,576,000
           Tessera Technologies, Inc. (a)                                         200,000              6,682,000
                                                                                            ---------------------
                                                                                                      18,258,000
                                                                                            ---------------------

           SEMICONDUCTORS    3.2%
           Altera Corp. (a)                                                       500,000              9,910,000
           Marvell Technology Group, Ltd. (Bermuda) (a)                           300,000             11,412,000
           National Semiconductor Corp.                                           500,000             11,015,000
           Semiconductor HOLDRs Trust                                             400,000             13,468,000
                                                                                            ---------------------
                                                                                                      45,805,000
                                                                                            ---------------------

           SPECIALIZED FINANCE    0.6%
           CIT Group, Inc.                                                        200,000              8,594,000
                                                                                            ---------------------

           SPECIALTY STORES    1.0%
           Cabela's, Inc., Class A (a)                                            300,000              6,408,000
           Michaels Stores, Inc.                                                  200,000              8,274,000
                                                                                            ---------------------
                                                                                                      14,682,000
                                                                                            ---------------------

           STEEL    0.5%
           Nucor Corp.                                                            150,000              6,843,000
                                                                                            ---------------------

           SYSTEMS SOFTWARE    1.7%
           Adobe Systems, Inc.                                                    400,000             11,448,000
           Symantec Corp. (a)                                                     600,000             13,044,000
                                                                                            ---------------------
                                                                                                      24,492,000
                                                                                            ---------------------

           TECHNOLOGY DISTRIBUTORS    0.4%
           Ingram Micro, Inc., Class A (a)                                        400,000              6,264,000
                                                                                            ---------------------

           TRADING COMPANIES & DISTRIBUTORS    0.5%
           GATX Corp.                                                             200,000              6,900,000
                                                                                            ---------------------

           TRUCKING    0.7%
           Yellow Roadway Corp. (a)                                               200,000             10,160,000
                                                                                            ---------------------

           WIRELESS TELECOMMUNICATION SERVICES    1.6%
           Nextel Partners, Inc., Class A (a)                                     500,000             12,585,000
           NII Holdings, Inc. (a)                                                 150,000              9,591,000
                                                                                            ---------------------
                                                                                                      22,176,000
                                                                                            ---------------------

           TOTAL LONG-TERM INVESTMENTS    98.7%
              (Cost $1,157,558,674)                                                                1,404,763,321

           REPURCHASE AGREEMENT    0.8%
           State Street Bank & Trust Co.
            ($11,127,000 par collateralized by U.S. Government
            obligations in a pooled cash account,
            interest rate of 3.25%, dated 06/30/05,
            to be sold on 07/01/05 at $11,128,005)
            (Cost $11,127,000)                                                                        11,127,000
                                                                                            ---------------------

           TOTAL INVESTMENTS    99.5%
              (Cost $1,168,685,674)                                                                1,415,890,321

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                               7,228,982
                                                                                            ---------------------

           NET ASSETS    100.0%                                                               $    1,423,119,303
                                                                                            =====================

           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

           VAN KAMPEN SMALL CAP GROWTH FUND

           PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)



                                                                             NUMBER OF
           DESCRIPTION                                                        SHARES              VALUE

           COMMON STOCKS    96.3%
           ADVERTISING    0.8%
           Harte-Hanks, Inc.                                                      35,000          $ 1,040,550
                                                                                            ------------------

           AEROSPACE & DEFENSE    3.4%
           Armor Holdings, Inc. (a)                                               20,000              792,200
           Aviall, Inc. (a)                                                       40,000            1,263,600
           Innovative Solutions & Support, Inc. (a)                               10,000              335,700
           Mercury Computer Systems, Inc. (a)                                     22,500              615,825
           Moog, Inc., Class A (a)                                                25,000              787,250
           Teledyne Technologies, Inc. (a)                                        20,000              651,600
                                                                                            ------------------
                                                                                                    4,446,175
                                                                                            ------------------

           AIRLINES    0.7%
           World Air Holdings, Inc. (a)                                           75,000              879,000
                                                                                            ------------------

           APPAREL, ACCESSORIES    2.6%
           Cherokee, Inc.                                                         15,000              519,300
           Gildan Activewear, Inc. (Canada) (a)                                   30,000              790,500
           Oxford Industries, Inc.                                                25,000            1,076,250
           Phillips-Van Heusen Corp.                                              30,000              980,700
                                                                                            ------------------
                                                                                                    3,366,750
                                                                                            ------------------

           APPAREL RETAIL    5.3%
           bebe Stores, Inc.                                                      25,000              661,750
           Buckle, Inc.                                                           25,000            1,108,500
           Childrens Place (a)                                                    20,000              933,400
           Genesco, Inc. (a)                                                      25,000              927,250
           Guess?, Inc. (a)                                                       40,000              663,200
           Jos. A. Bank Clothiers, Inc. (a)                                       22,500              974,250
           Stein Mart, Inc.                                                       30,000              660,000
           The Men's Wearhouse, Inc. (a)                                          30,000            1,032,900
                                                                                            ------------------
                                                                                                    6,961,250
                                                                                            ------------------

           APPLICATION SOFTWARE    4.8%
           Ansoft Corp. (a)                                                       40,000              966,400
           Ansys, Inc. (a)                                                        20,000              710,200
           Captiva Software Corp. (a)                                             50,000              722,000
           Fair Issac Corp.                                                       17,500              638,750
           Parametric Technology Corp. (a)                                       100,000              638,000
           SS&C Technologies, Inc.                                                50,000            1,584,000


           Transaction Systems Architects, Inc., Class A (a)                      40,000              985,200
                                                                                            ------------------
                                                                                                    6,244,550
                                                                                            ------------------

           BIOTECHNOLOGY    1.4%
           DOV Pharmaceutical, Inc. (a)                                           30,000              559,800
           Rigel Pharmaceuticals, Inc. (a)                                        25,000              498,000
           United Therapeutics Corp. (a)                                          15,000              723,000
                                                                                            ------------------
                                                                                                    1,780,800
                                                                                            ------------------

           BUILDING PRODUCTS    0.7%
           USG Corp. (a)                                                          20,000              850,000
                                                                                            ------------------

           CASINOS & GAMING    1.6%
           Penn National Gaming, Inc. (a)                                         40,000            1,460,000
           Station Casinos, Inc.                                                  10,000              664,000
                                                                                            ------------------
                                                                                                    2,124,000
                                                                                            ------------------

           CATALOG RETAIL    0.8%
           Coldwater Creek, Inc. (a)                                              40,000              996,400
                                                                                            ------------------

           COMMERCIAL PRINTING    0.7%
           John H. Harland Co.                                                    25,000              950,000
                                                                                            ------------------

           COMMUNICATIONS EQUIPMENT    3.1%
           ADTRAN, Inc.                                                           45,000            1,115,550
           CommScope, Inc. (a)                                                    50,000              870,500
           Comtech Telecommunications Corp. (a)                                   45,000            1,468,350
           NETGEAR, Inc. (a)                                                      35,000              651,000
                                                                                            ------------------
                                                                                                    4,105,400
                                                                                            ------------------

           COMPUTER HARDWARE    0.8%
           Intergraph Corp. (a)                                                   30,000            1,033,800
                                                                                            ------------------

           COMPUTER STORAGE & PERIPHERALS    1.6%
           Hutchinson Technology, Inc. (a)                                        25,000              962,750
           Komag, Inc. (a)                                                        25,000              709,250
           Rimage Corp. (a)                                                       20,000              424,600
                                                                                            ------------------
                                                                                                    2,096,600
                                                                                            ------------------

           CONSTRUCTION MACHINERY    0.5%
           Toro Co.                                                               17,500              675,675
                                                                                            ------------------

           CONSTRUCTION MATERIALS    0.7%
           Eagle Materials, Inc.                                                  10,000              925,900
                                                                                            ------------------

           CONSUMER FINANCE    1.9%
           CompuCredit Corp. (a)                                                  40,000            1,371,200
           United PanAm Financial Corp. (a)                                       20,000              548,200
           WFS Financial, Inc. (a)                                                10,000              507,100
                                                                                            ------------------
                                                                                                    2,426,500
                                                                                            ------------------


                                                                                          ------------------

           DATA PROCESSING & OUTSOURCING SERVICES    2.4%
           CSG Systems International, Inc. (a)                                    50,000              949,000
           Euronet Worldwide, Inc. (a)                                            50,000            1,453,500
           Global Payments, Inc.                                                  10,000              678,000
                                                                                            ------------------
                                                                                                    3,080,500
                                                                                            ------------------

           DISTRIBUTORS    0.5%
           Building Materials Holding Corp.                                       10,000              692,900
                                                                                            ------------------

           DIVERSIFIED CHEMICALS    0.6%
           FMC Corp. (a)                                                          15,000              842,100
                                                                                            ------------------

           DIVERSIFIED COMMERCIAL SERVICES    1.6%
           Apollo Group, Inc., Class A (a)                                             1                   78
           CRA International, Inc. (a)                                            15,000              807,750
           FirstService Corp. (Canada) (a)                                        15,000              299,550
           West Corp. (a)                                                         25,000              960,000
                                                                                            ------------------
                                                                                                    2,067,378
                                                                                            ------------------

           ELECTRICAL COMPONENTS & EQUIPMENT    1.1%
           Energy Conversion Devices, Inc. (a)                                    25,000              559,500
           General Cable Corp. (a)                                                35,000              519,050
           Lamson & Sessions Co. (a)                                              25,000              295,500
                                                                                            ------------------
                                                                                                    1,374,050
                                                                                            ------------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    1.4%
           Cogent, Inc. (a)                                                       20,000              571,000
           Fargo Electronics (a)                                                  25,000              499,750
           FARO Technologies, Inc. (a)                                            30,000              817,800
                                                                                            ------------------
                                                                                                    1,888,550
                                                                                            ------------------

           ELECTRONIC MANUFACTURING SERVICES    0.6%
           Trimble Navigation, Ltd. (a)                                           20,000              779,400
                                                                                            ------------------

           ENVIRONMENTAL & FACILITIES SERVICES    0.5%
           Clean Harbors, Inc. (a)                                                30,000              650,400
                                                                                            ------------------

           FOOD DISTRIBUTORS    1.1%
           Central European Distribution Corp. (a)                                25,000              933,250
           Spartan Stores, Inc. (a)                                               35,000              513,450
                                                                                            ------------------
                                                                                                    1,446,700
                                                                                            ------------------

           FOOTWEAR    1.7%
           K-Swiss, Inc., Class A                                                 30,000              970,200
           Wolverine World Wide, Inc.                                             50,000            1,200,500
                                                                                            ------------------
                                                                                                    2,170,700
                                                                                            ------------------

           GAS UTILITIES    0.3%
           Energen Corp.                                                          10,000              350,500
                                                                                            ------------------

           HEALTH CARE EQUIPMENT    2.4%
           Mentor Corp.                                                           25,000            1,037,000
           Palomar Medical Technologies, Inc. (a)                                 30,000              717,600


           Syneron Medical, Ltd. (Israel) (a)                                     30,000            1,097,700
           Ventana Medical Systems, Inc. (a)                                       7,500              301,725
                                                                                            ------------------
                                                                                                    3,154,025
                                                                                            ------------------

           HEALTH CARE FACILITIES    3.6%
           Kindred Healthcare, Inc. (a)                                           20,000              792,200
           LCA Vision, Inc.                                                       20,000              969,200
           LifePoint Hospitals, Inc. (a)                                          30,000            1,515,600
           Radiation Therapy Services, Inc. (a)                                   20,000              531,000
           US Physical Therapy, Inc. (a)                                          20,000              383,600
           VCA Antech, Inc. (a)                                                   20,000              485,000
                                                                                            ------------------
                                                                                                    4,676,600
                                                                                            ------------------

           HEALTH CARE SERVICES    1.1%
           Computer Programs & Systems, Inc.                                      10,000              372,700
           TriZetto Group, Inc. (a)                                               50,000              700,500
           Ventiv Health, Inc. (a)                                                20,000              385,600
                                                                                            ------------------
                                                                                                    1,458,800
                                                                                            ------------------

           HOME FURNISHINGS    1.3%
           Tempur-Pedic International, Inc. (a)                                   75,000            1,663,500
                                                                                            ------------------

           HOMEBUILDING    1.3%
           Meritage Homes Corp. (a)                                               12,500              993,750
           Orleans Homebuilders, Inc.                                             27,500              645,150
                                                                                            ------------------
                                                                                                    1,638,900
                                                                                            ------------------

           HOUSEHOLD PRODUCTS    1.0%
           Church & Dwight Co., Inc.                                              25,000              905,000
           Playtex Products, Inc. (a)                                             40,000              430,400
                                                                                            ------------------
                                                                                                    1,335,400
                                                                                            ------------------

           HOUSEWARES & SPECIALTIES    0.6%
           Tupperware Corp.                                                       35,000              817,950
                                                                                            ------------------

           HUMAN RESOURCES & EMPLOYMENT SERVICES    1.3%
           Administaff, Inc.                                                      30,000              712,800
           Labor Ready, Inc. (a)                                                  45,000            1,048,950
                                                                                            ------------------
                                                                                                    1,761,750
                                                                                            ------------------

           INDUSTRIAL CONGLOMERATES    0.5%
           Walter Industries, Inc.                                                15,000              603,000
                                                                                            ------------------

           INDUSTRIAL MACHINERY    1.8%
           Badger Meter, Inc.                                                     10,000              413,000
           Columbus McKinnon Corp. (a)                                            27,500              301,263
           Middleby Corp. (a)                                                     15,000              792,900
           Timken Co.                                                             35,000              808,500
                                                                                            ------------------
                                                                                                    2,315,663
                                                                                            ------------------


                                                                                            ------------------

           INTEGRATED TELECOMMUNICATION SERVICES    1.3%
           NeuStar, Inc., Class A (a)                                             65,600            1,679,360
                                                                                            ------------------

           INTERNET SOFTWARE & SERVICES    3.3%
           Aladdin Knowledge Systems (Israel) (a)                                 30,000              616,200
           aQuantive, Inc. (a)                                                    50,000              886,000
           Cryptologic, Inc. (Canada)                                             35,000            1,050,350
           Digital River, Inc. (a)                                                15,000              476,250
           Jupitermedia Corp. (a)                                                 35,000              599,550
           WebEx Communications, Inc. (a)                                         25,000              660,250
                                                                                            ------------------
                                                                                                    4,288,600
                                                                                            ------------------

           INVESTMENT BANKING & BROKERAGE    0.5%
           Greenhill & Co., Inc.                                                  17,500              708,925
                                                                                            ------------------

           IT CONSULTING & OTHER SERVICES    0.5%
           SRA International, Inc., Class A (a)                                   20,000              694,400
                                                                                            ------------------

           LEISURE PRODUCTS    0.5%
           Nautilus, Inc.                                                         25,000              712,500
                                                                                            ------------------

           MANAGED HEALTH CARE    1.1%
           Sierra Health Services, Inc. (a)                                       20,000            1,429,200
                                                                                            ------------------

           OFFICE SERVICES & SUPPLIES    1.3%
           Brady Corp., Class A                                                   25,000              775,000
           Herman Miller, Inc.                                                    30,000              925,200
                                                                                            ------------------
                                                                                                    1,700,200
                                                                                            ------------------

           OIL & GAS DRILLING    1.6%
           Atwood Oceanics, Inc. (a)                                              10,000              615,600
           Grey Wolf, Inc. (a)                                                    50,000              370,500
           Unit Corp. (a)                                                         25,000            1,100,250
                                                                                            ------------------
                                                                                                    2,086,350
                                                                                            ------------------

           OIL & GAS EQUIPMENT & SERVICES    1.6%
           Cal Dive International, Inc. (a)                                       20,000            1,047,400
           Oil States International, Inc. (a)                                     40,000            1,006,800
                                                                                            ------------------
                                                                                                    2,054,200
                                                                                            ------------------

           OIL & GAS EXPLORATION & PRODUCTION    3.4%
           Berry Petroleum Co., Class A                                           15,000              793,200
           Cimarex Energy Co. (a)                                                 17,500              680,925
           Energy Partners, Ltd. (a)                                              30,000              786,300
           Remington Oil & Gas Corp. (a)                                          20,000              714,000
           St. Mary Land & Exploration Co.                                        30,000              869,400
           Swift Energy Co. (a)                                                   17,500              626,850




                                                                                            ------------------
                                                                                                    4,470,675
                                                                                            ------------------

           OIL & GAS REFINING & MARKETING    3.1%
           Frontier Oil Corp.                                                     55,000            1,614,250
           Holly Corp.                                                            25,000            1,166,750
           Overseas Shipholding Group, Inc.                                       10,000              596,500
           Tesoro Corp.                                                           15,000              697,800
                                                                                            ------------------
                                                                                                    4,075,300
                                                                                            ------------------

           PACKAGED FOODS & MEATS    0.4%
           Chiquita Brands International, Inc.                                    20,000              549,200
                                                                                            ------------------

           PERSONAL PRODUCTS    0.4%
           Parlux Fragrances, Inc. (a)                                            20,000              553,400
                                                                                            ------------------

           PHARMACEUTICALS    2.0%
           CNS, Inc.                                                              40,000              914,000
           Kos Pharmaceuticals, Inc. (a)                                          25,000            1,637,500
                                                                                            ------------------
                                                                                                    2,551,500
                                                                                            ------------------

           PROPERTY & CASUALTY    2.2%
           Philadelphia Consolidated Holding Corp. (a)                            15,000            1,271,400
           State Auto Financial Corp.                                             25,000              776,000
           United Fire & Casualty Co.                                             17,500              777,350
                                                                                            ------------------
                                                                                                    2,824,750
                                                                                            ------------------

           REINSURANCE    0.5%
           FPIC Insurance Group, Inc. (a)                                         20,000              586,600
                                                                                            ------------------

           REGIONAL BANKS    2.6%
           BancFirst Corp.                                                        10,000              869,900
           SVB Financial Group (a)                                                25,000            1,197,500
           Westcorp                                                               25,000            1,310,500
                                                                                            ------------------
                                                                                                    3,377,900
                                                                                            ------------------

           SEMICONDUCTOR EQUIPMENT    0.3%
           ADE Corp. (a)                                                          15,000              420,750
                                                                                            ------------------

           SEMICONDUCTORS    1.0%
           Cypress Semiconductor Corp. (a)                                        50,000              629,500
           IXYS Corp. (a)                                                         50,000              709,000
                                                                                            ------------------
                                                                                                    1,338,500
                                                                                            ------------------




           SPECIALTY STORES    3.7%
           Aaron Rents, Inc.                                                      40,000              995,600
           Copart, Inc. (a)                                                       30,000              714,000
           DSW Inc., Class A (a)                                                  34,800              868,260
           Hibbett Sporting Goods, Inc. (a)                                       25,000              946,000
           Pantry, Inc. (a)                                                       35,000            1,355,550
                                                                                            ------------------
                                                                                                    4,879,410
                                                                                            ------------------

           SYSTEMS SOFTWARE    2.1%
           MICROS Systems, Inc. (a)                                               15,000              671,250
           Progress Software Corp. (a)                                            35,000            1,055,250
           Secure Computing Corp. (a)                                             50,000              544,000
           VASCO Data Security International, Inc. (a)                            50,000              485,000
                                                                                            ------------------
                                                                                                    2,755,500
                                                                                            ------------------

           THRIFTS & MORTGAGE FINANCE    2.5%
           Corus Bankshares, Inc.                                                 12,500              693,625
           Downey Financial Corp.                                                 10,000              732,000
           FirstFed Financial Corp. (a)                                           15,000              894,150
           Fremont General Corp.                                                  40,000              973,200
                                                                                            ------------------
                                                                                                    3,292,975
                                                                                            ------------------

           TRADING COMPANIES & DISTRIBUTORS    0.5%
           Applied Industrial Technologies, Inc.                                  20,000              645,800
                                                                                            ------------------

           TRUCKING    0.5%
           CNF, Inc.                                                              15,000              673,500
                                                                                            ------------------

           TRUCKS    1.3%
           AGCO Corp. (a)                                                         30,000              573,600
           Oshkosh Truck Corp.                                                    15,000            1,174,200
                                                                                            ------------------
                                                                                                    1,747,800
                                                                                            ------------------

           TOTAL LONG-TERM INVESTMENTS    96.3%
              (Cost $111,848,148)                                                                 125,769,411

           REPURCHASE AGREEMENT    5.1%
           State Street Bank & Trust Co. ($6,678,000 par collateralized by
           U.S. Government obligations in pooled cash account, interest rate of 3.25%, dated 06/30/05, to be sold on 07/01/05 at
           $6,678,603)
              (Cost $6,678,000)                                                                     6,678,000
                                                                                            ------------------

           TOTAL INVESTMENTS    101.4%
              (Cost $118,526,148)                                                                 132,447,411

           LIABILITIES IN EXCESS OF OTHER ASSETS    (1.4%)                                         (1,856,218)
                                                                                            ------------------

           NET ASSETS    100.0%                                                                  $130,591,193
                                                                                            ==================


           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

           VAN KAMPEN VALUE OPPORTUNITIES FUND

           PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)


                                                                             NUMBER OF
           DESCRIPTION                                                        SHARES              VALUE
           COMMON STOCKS    87.4%
           AIRLINES    3.2%
           AMR Corp. (a)                                                         245,100          $ 2,968,161
           Continental Airlines, Inc., Class B (a)                               232,900            3,092,912
                                                                                            ------------------
                                                                                                    6,061,073
                                                                                            ------------------

           ALUMINUM    1.6%
           Alcoa, Inc.                                                           118,200            3,088,566
                                                                                            ------------------

           APPAREL, ACCESSORIES & LUXURY GOODS    0.8%
           Jones Apparel Group, Inc.                                              46,600            1,446,464
                                                                                            ------------------

           ASSET MANAGEMENT & CUSTODY BANKS    1.1%
           Bank of New York Co., Inc.                                             69,200            1,991,576
                                                                                            ------------------

           BREWERS    0.9%
           Molson Coors Brewing Co., Class B                                      26,400            1,636,800
                                                                                            ------------------

           BROADCASTING & CABLE TV    3.3%
           Clear Channel Communications, Inc.                                    119,000            3,680,670
           Liberty Media Corp., Class A (a)                                      249,500            2,542,405
                                                                                            ------------------
                                                                                                    6,223,075
                                                                                            ------------------

           COMMUNICATIONS EQUIPMENT    0.1%
           Nokia Corp. - ADR (Finland)                                            16,250              270,400
                                                                                            ------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.5%
           Affiliated Computer Services, Inc., Class A (a)                        37,400            1,911,140
           SunGard Data Systems, Inc. (a)                                         25,400              893,318
                                                                                            ------------------
                                                                                                    2,804,458
                                                                                            ------------------

           DIVERSIFIED BANKS    2.3%
           Bank of America Corp.                                                  94,800            4,323,828
                                                                                            ------------------

           DIVERSIFIED CHEMICALS    2.1%
           Dow Chemical Co.                                                       34,550            1,538,512
           Du Pont (E.I.) de Nemours & Co.                                        57,400            2,468,774
                                                                                            ------------------
                                                                                                    4,007,286
                                                                                            ------------------

           ELECTRIC UTILITIES    1.7%
           American Electric Power Co., Inc.                                      41,300            1,522,731

           FirstEnergy Corp.                                                      36,500            1,756,015
                                                                                            ------------------
                                                                                                    3,278,746
                                                                                            ------------------

           ELECTRONIC MANUFACTURING SERVICES    0.8%
           Kemet Corp. (a)                                                       243,320            1,532,916
                                                                                            ------------------

           GENERAL MERCHANDISE STORES    2.0%
           Family Dollar Stores, Inc.                                            144,200            3,763,620
                                                                                            ------------------

           HEALTH CARE DISTRIBUTORS    2.2%
           AmerisourceBergen Corp.                                                60,000            4,149,000
                                                                                            ------------------

           HOMEFURNISHING RETAIL    1.8%
           Linens N Things, Inc. (a)                                             141,300            3,343,158
                                                                                            ------------------

           HOUSEHOLD PRODUCTS    1.5%
           Kimberly-Clark Corp.                                                   45,700            2,860,363
                                                                                            ------------------

           HYPERMARKETS & SUPER CENTERS    1.6%
           Wal-Mart Stores, Inc.                                                  61,500            2,964,300
                                                                                            ------------------

           INTEGRATED OIL & GAS    2.1%
           Petroleo Brasileiro SA, Class A - ADR (Brazil)                         54,600            2,513,784
           Total SA - ADR (France)                                                12,200            1,425,570
                                                                                            ------------------
                                                                                                    3,939,354
                                                                                            ------------------

           INTEGRATED TELECOMMUNICATION SERVICES    6.6%
           SBC Communications, Inc.                                              188,300            4,472,125
           Sprint Corp.                                                          121,430            3,046,679
           Verizon Communications, Inc.                                          144,500            4,992,475
                                                                                            ------------------
                                                                                                   12,511,279
                                                                                            ------------------

           INVESTMENT BANKING & BROKERAGE    0.9%
           Merrill Lynch & Co., Inc.                                              31,900            1,754,819
                                                                                            ------------------

           LEISURE PRODUCTS    0.7%
           Mattel, Inc.                                                           71,100            1,301,130
                                                                                            ------------------

           LIFE & HEALTH INSURANCE    0.4%
           Torchmark Corp.                                                        15,300              798,660
                                                                                            ------------------

           MOVIES & ENTERTAINMENT    2.5%
           Viacom, Inc., Class B                                                  61,000            1,953,220
           Walt Disney Co.                                                       110,490            2,782,138
                                                                                            ------------------
                                                                                                    4,735,358
                                                                                            ------------------

           MULTI-LINE INSURANCE    2.0%
           American International Group, Inc.                                     34,700            2,016,070
           Genworth Financial, Inc., Class A                                      55,500            1,677,765
                                                                                            ------------------
                                                                                                    3,693,835
                                                                                            ------------------

                                                                                            ------------------
           MULTI-UTILITIES    0.5%
           Public Service Enterprise Group, Inc.                                  14,600              887,972
                                                                                            ------------------

           OIL & GAS EQUIPMENT & SERVICES    2.2%
           Halliburton Co.                                                        86,420            4,132,604
                                                                                            ------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    1.6%
           Citigroup, Inc.                                                        65,600            3,032,688
                                                                                            ------------------

           PACKAGED FOODS & MEATS    3.0%
           Kraft Foods, Inc.                                                      65,800            2,093,098
           Unilever NV (Netherlands)                                              55,300            3,585,099
                                                                                            ------------------
                                                                                                    5,678,197
                                                                                            ------------------

           PAPER PACKAGING    3.4%
           Smurfit-Stone Container Corp. (a)                                     621,400            6,319,638
                                                                                            ------------------

           PAPER PRODUCTS    5.0%
           Georgia-Pacific Corp.                                                 118,220            3,759,396
           International Paper Co.                                               189,775            5,733,103
                                                                                            ------------------
                                                                                                    9,492,499
                                                                                            ------------------

           PHARMACEUTICALS    10.8%
           Bristol-Myers Squibb Co.                                              155,500            3,884,390
           GlaxoSmithKline Plc - ADR (United Kingdom)                            151,000            7,325,010
           Pfizer, Inc.                                                           60,280            1,662,522
           Roche Holdings, Inc. - ADR (Switzerland)                               32,000            2,025,760
           Watson Pharmaceuticals, Inc. (a)                                      123,800            3,659,528
           Wyeth                                                                  41,030            1,825,835
                                                                                            ------------------
                                                                                                   20,383,045
                                                                                            ------------------

           PHOTOGRAPHIC PRODUCTS    0.4%
           Eastman Kodak Co.                                                      29,400              789,390
                                                                                            ------------------

           PROPERTY & CASUALTY    3.2%
           AMBAC Financial Group, Inc.                                            22,700            1,583,552
           Chubb Corp.                                                            13,700            1,172,857
           MBIA, Inc.                                                             56,400            3,345,084
                                                                                            ------------------
                                                                                                    6,101,493
                                                                                            ------------------

           PUBLISHING    2.6%
           Scholastic Corp. (a)                                                  129,200            4,980,660
                                                                                            ------------------

           REINSURANCE    1.7%
           Arch Capital Group, Ltd. (Bermuda) (a)                                 50,200            2,261,510
           RenaissanceRe Holdings, Ltd. (Bermuda)                                 19,500              960,180
                                                                                            ------------------
                                                                                                    3,221,690
                                                                                            ------------------

           SEMICONDUCTOR EQUIPMENT    1.0%

           Credence Systems Corp. (a)                                            205,700            1,861,585
                                                                                            ------------------

           SOFT DRINKS    1.0%
           Coca-Cola Co.                                                          46,400            1,937,200
                                                                                            ------------------

           SPECIALTY CHEMICALS    0.8%
           Rohm & Haas Co.                                                        31,200            1,445,808
                                                                                            ------------------

           THRIFTS & MORTGAGE FINANCE    4.8%
           Fannie Mae                                                             25,600            1,495,040
           Freddie Mac                                                            83,820            5,467,579
           Hudson City Bancorp, Inc.                                             182,000            2,076,620
                                                                                            ------------------
                                                                                                    9,039,239
                                                                                            ------------------

           TOBACCO    0.9%
           Altria Group, Inc.                                                     27,500            1,778,150
                                                                                            ------------------

           TRADERS    0.8%
           Constellation Energy Group, Inc.                                       25,200            1,453,788
                                                                                            ------------------

           TOTAL LONG-TERM INVESTMENTS    87.4%
              (Cost $156,503,996)                                                                 165,015,710

           REPURCHASE AGREEMENT    11.5%

           State Street Bank & Trust Co. ($21,651,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of
           3.25%, dated 06/30/05, to be sold on 07/01/05 at $21,652,955)                           21,651,000
                                                                                            ------------------
              (Cost $21,651,000)

           TOTAL INVESTMENTS    98.9%
              (Cost $178,154,996)                                                                 186,666,710

           OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                            2,088,361
                                                                                            ------------------

           NET ASSETS    100.0%                                                                  $188,755,071
                                                                                            ==================
           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR      - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005